Joint Ventures and Equity Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Joint Ventures and Equity Investments [Abstract]
Joint Ventures and Equity Investments

5. Investments in Joint Ventures and Equity Investments

Gramercy European Property Fund

In December 2014, the Company, along with several equity investment partners, formed Gramercy European Property Fund, a private real estate investment fund, which will target single-tenant industrial, office and specialty retail assets throughout Europe. The Company has committed $55,885  (€50,000), representing an interest of approximately 19.8%. As of September 30, 2015 and December 31, 2014, the Company contributed $15,393  (€13,594) and $0  (€0) to the Gramercy European Property Fund, respectively. Of the contributions made during the nine months ended September 30, 2015, $4,559  (€4,079) was accrued as of September 30, 2015 and funded in October 2015. During the three and nine months ended September 30, 2015, the Gramercy European Property Fund acquired five and six properties, respectively, located in Germany and the Netherlands.

Bank of America Portfolio

The Company owned a 50% interest in the Bank of America Portfolio joint venture until June 9, 2014, when it acquired the remaining 50% equity interest from Garrison Investment Group. The portfolio was encumbered with a $200,000 floating rate, interest-only mortgage note maturing in 2014, collateralized by 67 properties, which was paid off at the time of the Company’s acquisition of the remaining 50% interest.

Philips Building

The Company owns a 25% interest in the equity owner of a fee interest in 200 Franklin Square Drive, a 200,000 square foot building located in Somerset, New Jersey which is 100% net leased to Philips Holdings, USA Inc., a wholly-owned subsidiary of Royal Philips Electronics, through December 2021. The property is financed by a $41,000 fixed rate mortgage note with maturity in September 2035. The loan has an anticipated repayment date in September 2015 and, as such, distributions from the property began paying down the loan in September 2015.

The Condensed Consolidated Balance Sheets for the Company’s joint ventures and equity investments at September 30, 2015 and December 31, 2014 are as follows:

	September 30, 2015	December 31, 2014
Assets:
Real estate assets, net	$158,781	$46,575
Other assets	41,709	15,225
Total assets	$200,490	$61,800
Liabilities and members' equity:
Mortgages payable	$107,737	$41,000
Other liabilities	17,892	16,602
Members' equity	74,861	4,198
Liabilities and members' equity	$200,490	$61,800

The Condensed Consolidated Statements of Operations for the joint ventures and equity investments for the three and nine months ended September 30, 2015 and 2014 or partial period for acquisitions or dispositions which closed during these periods, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015 (1)	2014 (2)	2015 (1)	2014 (2)
Revenues	$1,975	$959	$4,249	$31,689
Operating expenses	375	-	903	14,204
Acquisition expenses	5,289	-	5,289	-
Interest	700	534	1,795	5,597
Depreciation	820	312	1,658	8,358
Total expenses	7,184	846	9,645	28,159
Net income (loss) from operations	(5,209)	113	(5,396)	3,530
Loss on derivatives	(591)	-	(591)	-
Net gain (loss) on disposals	-	-	-	(215)
Provision for taxes	(178)	-	(178)	(41)
Net income (loss)	$(5,978)	$113	$(6,165)	$3,274
Company's equity in net income (loss) within continuing operations	$(1,096)	$103	$(974)	$1,856

(1) The results of operations for the three and nine months ended September 30, 2015 include the Gramercy European Property Fund’s results for the period as the equity investment was formed by the Company and several investment partners in December 2014.

(2) The results of operations for the nine months ended September 30, 2014 include the Bank of America Portfolio joint venture’s results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio, on June 9, 2014, the results of operations for the Bank of America Portfolio are consolidated into the Company’s Condensed Consolidated Statements of Operations.

A summary of the activity during the three and nine months ended September 30, 2015 and 2014 related to the Company’s joint ventures and equity investments is as follows:

	As of September 30, 2015			As of December 31, 2014
	Gramercy European Property Fund	Philips Building	Total	Gramercy European Property Fund	Bank of America Portfolio	Philips Building	Total
Investment in joint venture or equity investment	$13,928	$-	$13,928	$-	$-	$-	$-

	Three Months ended September 30, 2015			Three Months ended September 30, 2014
	Gramercy European Property Fund	Philips Building	Total	Gramercy European Property Fund	Bank of America Portfolio	Philips Building	Total
Equity in net income (loss) of joint venture or equity investment	$(1,199)	$103	$(1,096)	$-	$-	$103	$103
Contributions to joint venture or equity investment	$12,755	$-	$12,755	$-	$-	$-	$-
Distributions from joint venture or equity investment	$-	$103	$103	$-	$-	$103	$103

	Nine Months ended September 30, 2015			Nine Months ended September 30, 2014
	Gramercy European Property Fund	Philips Building	Total	Gramercy European Property Fund	Bank of America Portfolio	Philips Building	Total
Equity in net income (loss) of joint venture or equity investment	$(1,283)	$309	$(974)	$-	$1,547	$309	$1,856
Contributions to joint venture or equity investment	$15,393	$-	$15,393	$-	$-	$-	$-
Distributions from joint venture or equity investment	$-	$309	$309	$-	$6,800	$309	$7,109

5. Joint Ventures and Equity Investments

Bank of America Portfolio

The Company owned a 50% interest in the Bank of America Portfolio joint venture until June 9, 2014, when it acquired the remaining 50% equity interest from Garrison Investment Group. On the date that the Company acquired the remaining 50% equity interest, the Bank of America Portfolio included 67 properties located across the United States totaling approximately 3,055,000 rentable square feet and was 97% leased to Bank of America, N.A., under a master lease with expiration dates through 2023, with total portfolio occupancy of approximately 98%. The portfolio’s $200,000 floating rate, interest-only mortgage note, was paid off at the time of the Company’s acquisition of the remaining 50% interest. During the years ended December 31, 2014, 2013 and 2012, the Joint Venture sold eight,  38, and two properties for net proceeds of $7,682,  $43,284, and $143,408, respectively. In May 2013, the joint venture sold a defeased mortgage and the corresponding pool of pledged treasury securities, and recorded a loss of $4,577.

As of December 31, 2014 and December 31, 2013, the Company’s investment in the Bank of America Portfolio joint venture had a carrying value of $0 and $39,385, respectively. During the years ended December 31, 2014, 2013 and 2012, the Company recorded its pro rata share of net income (loss) of the joint venture of $1,546,  ($5,874), and ($3,020), respectively. During the years ended December 31, 2014, 2013 and 2012, the Company received distributions of $6,800,  $29,215, and $0 from the joint venture, respectively. The joint venture’s purchase price allocation was finalized as of December 31, 2013 and included $460,012 of net real estate assets, $58,172 of intangible assets and $50,963 of intangible liabilities.

Philips Building

The Company owns a 25% interest in the equity owner of a fee interest in 200 Franklin Square Drive, a 200,000 square foot building located in Somerset, New Jersey which is 100% net leased to Philips Holdings, USA Inc., a wholly-owned subsidiary of Royal Philips Electronics through December 2021. The property is financed by a $41,000 fixed rate mortgage note with an anticipated repayment date in 2015. As of December 31, 2014 and December 31, 2013, the investment has a carrying value of $0. The Company recorded its pro rata share of net income of the joint venture of $413,  $212 and $115 for the years ended December 31, 2014, 2013 and 2012, respectively. During the years ended December 31, 2014, 2013, and 2012 the Company received distributions of $413,  $413, and $392 from the joint venture, respectively.

Gramercy European Property Fund

In December 2014, the Company, along with several equity investment partners, formed Gramercy European Property Fund, a private real estate investment fund, which will target single-tenant industrial, office and specialty retail assets throughout Europe. The equity investors, including the Company, have collectively committed approximately $426,455 (€352,500) in equity capital comprised of an initial commitment of approximately $305,475 (€252,500), including $60,490 (€50,000) from the Company and $244,985 (€202,500) from its equity investment partners, plus an additional $120,980 (€100,000) from certain equity investment partners, not including the Company, after the first $303,870 (€250,000)  has been invested.  As of December 31, 2014, the Company had not contributed any capital nor received any distributions from Gramercy European Property Fund. As of December 31, 2014 the investment had a carrying value of $0, and the Company did not record any net income related to its investment from the date of acquisition on December 19, 2014 through December 31, 2014.

The Consolidated Balance Sheets for the Company’s joint ventures and equity investments at December 31, 2014 and 2013 are as follows:

	2014 (1)	2013
Assets:
Real estate assets, net	$46,575	$305,798
Other assets	15,225	100,560
Total assets	$61,800	$406,358
Liabilities and members' equity:
Mortgages payable	$41,000	$241,000
Other liabilities	16,602	84,608
Members' equity	4,198	80,750
Liabilities and members' equity	$61,800	$406,358

 (1)   The Consolidated Balance Sheet as of December 31, 2014 represents the Company’s interests in the Philips joint venture and the Gramercy European Property Fund, whereas the Consolidated Balance Sheet as of December 31, 2013 represents the Company’s interests in the Philips joint venture and the Bank of America Portfolio joint venture because the Bank of America Portfolio was consolidated into the Company’s Consolidated Balance subsequent to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio on June 9, 2014. The Gramercy European Property Fund commenced in December 2014 and does not have any balance sheet contribution as of December 31, 2014.

The Consolidated Statements of Operations for the joint ventures and equity investments for the years ended December 31, 2014, 2013 and 2012 or partial period for acquisitions or dispositions which closed during these periods, are as follows:

	2014 (1)	2013	2012
Revenues	$32,648	$71,839	$8,431
Operating expenses	14,204	37,459	6,551
Interest	6,130	18,328	4,136
Depreciation	8,671	18,469	2,290
Total expenses	29,005	74,256	12,977
Net income (loss) from operations	3,643	(2,417)	(4,546)
Net loss on disposals	(215)	(9,046)	-
Provision for taxes	(41)	-	-
Net income (loss)	$3,387	$(11,463)	$(4,546)
Company's equity in net income (loss) within continuing operations	$1,959	$(5,662)	$(2,904)
Company's equity in net loss within discontinued operations	$-	$(804)	$(5,611)

 (1)     The results of operations for the year ended December 31, 2014 includes the Bank of America joint venture’s results for the period January 1, 2014 through June 9, 2014. Subsequent to the Company’s acquisition of the remaining 50% equity interest in the Bank of America Portfolio, the results of operations for the Bank of America Portfolio are consolidated into the Company’s Consolidated Statements of Operations.